Calvert
Focused Value Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	3,015	$ 157,715
		$ 157,715
Air Freight & Logistics — 2.8%
C.H. Robinson Worldwide, Inc.	1,311	$ 132,896
		$ 132,896
Banks — 7.8%
M&T Bank Corp.	1,177	$ 187,602
Wells Fargo & Co.	4,757	186,332
		$373,934
Building Products — 2.7%
Johnson Controls International PLC	2,705	$129,515
		$129,515
Capital Markets — 7.5%
Charles Schwab Corp. (The)	2,593	$163,826
Goldman Sachs Group, Inc. (The)	653	193,954
		$357,780
Chemicals — 2.6%
FMC Corp.	1,173	$125,523
		$125,523
Containers & Packaging — 1.5%
Packaging Corp. of America	531	$73,013
		$73,013
Diversified Telecommunication Services — 4.7%
Verizon Communications, Inc.	4,483	$227,512
		$227,512
Electric Utilities — 4.6%
NextEra Energy, Inc.	2,865	$221,923
		$221,923
Entertainment — 2.4%
Walt Disney Co. (The)(1)	1,222	$115,357
		$115,357
Equity Real Estate Investment Trusts (REITs) — 5.3%
EastGroup Properties, Inc.	677	$104,482
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	860	$ 150,216
		$ 254,698
Food & Staples Retailing — 6.8%
BJ's Wholesale Club Holdings, Inc.(1)	2,959	$ 184,405
Performance Food Group Co.(1)	3,071	141,204
		$ 325,609
Food Products — 3.0%
Hershey Co. (The)	678	$ 145,879
		$145,879
Health Care Equipment & Supplies — 6.4%
Teleflex, Inc.	576	$141,610
Zimmer Biomet Holdings, Inc.	1,593	167,360
		$308,970
Hotels, Restaurants & Leisure — 2.0%
Papa John's International, Inc.	1,162	$97,050
		$97,050
Insurance — 3.1%
American International Group, Inc.	2,855	$145,976
		$145,976
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(1)	89	$193,954
		$193,954
IT Services — 3.4%
Fidelity National Information Services, Inc.	1,756	$160,973
		$160,973
Life Sciences Tools & Services — 4.0%
Thermo Fisher Scientific, Inc.	355	$192,864
		$192,864
Machinery — 3.3%
Westinghouse Air Brake Technologies Corp.	1,951	$160,138
		$160,138
Pharmaceuticals — 9.0%
Bristol-Myers Squibb Co.	3,399	$261,723
Sanofi	1,674	168,816
		$430,539

Calvert
Focused Value Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.3%
Texas Instruments, Inc.	1,020	$ 156,723
		$ 156,723
Software — 2.8%
VMware, Inc., Class A	1,186	$ 135,180
		$ 135,180
Specialty Retail — 2.8%
Lithia Motors, Inc., Class A	493	$ 135,481
		$ 135,481
Total Common Stocks (identified cost $5,062,245)		$4,759,202

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	20,117	$ 20,117
Total Short-Term Investments (identified cost $20,117)		$ 20,117
Total Investments — 99.5% (identified cost $5,082,362)		$4,779,319
Other Assets, Less Liabilities — 0.5%		$ 24,562
Net Assets — 100.0%		$4,803,881

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Calvert Focused Value Fund (the Fund) is a diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return. The Fund commenced operations on April 29, 2022.
Investment Valuation
Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course.

Calvert
Focused Value Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
Investment Transactions. Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost.
The Fund did not have any open derivative instruments at June 30, 2022.
Affiliated Investments
At June 30, 2022, the value of the Fund’s investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $20,117, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$243,054	$(222,937)	$ —	$ —	$20,117	$20	20,117
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$536,823	$ —	$ —	$536,823
Consumer Discretionary	232,531	—	—	232,531
Consumer Staples	471,488	—	—	471,488
Financials	877,690	—	—	877,690
Health Care	763,557	168,816	—	932,373
Industrials	580,264	—	—	580,264
Information Technology	452,876	—	—	452,876
Materials	198,536	—	—	198,536
Real Estate	254,698	—	—	254,698
Utilities	221,923	—	—	221,923
Total Common Stocks	$4,590,386	$168,816(1)	$ —	$4,759,202

Calvert
Focused Value Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$20,117	$ —	$ —	$20,117
Total Investments	$4,610,503	$168,816	$ —	$4,779,319

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
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